Property and equipment - Additional Information (Detail) - Accumulated depreciation and amortisation [member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation property plant and equipment.	$ 984	$ 450
Research And Development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation property plant and equipment.	$ 766